Related party transactions - Other operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Income from technical support services	$ 2	$ 833
Cubic Games Studio Ltd | Castcrown Ltd
Related party transactions
Income from technical support services	$ 2	314
Nexters Armenia LLC | Castcrown Ltd
Related party transactions
Income from technical support services		$ 519